Derivative Financial Instruments - Changes in Net Unrealized (Losses) Gains on Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$ (5,522)	$ 4,696	$ (17,942)
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	4,696	(17,942)	(14,437)
Changes in fair value of cash flow hedges, net of tax	9,162	20,035	(26,108)
Reclassification of (gains) losses into earnings, net of tax	(19,380)	2,603	22,603
Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$ (5,522)	$ 4,696	$ (17,942)